Equity Method Investments - Summary combined unaudited financial information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance sheet data:
Current assets	¥ 1,423,869	¥ 1,615,143
Non-current assets	514,215	327,355
Total assets	1,938,084	1,942,498
Current liabilities	711,188	366,398
Total liabilities	711,188	366,398
Equity	1,226,896	1,576,100
Total liabilities and shareholders' equity	1,938,084	1,942,498
Operating data:
Revenue	124,610	224,377	¥ 66,996
Operating income	76,502	139,025	48,507
Net income	¥ 77,384	¥ 139,025	¥ 48,253